Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of June 30, 2023 through August 14, 2023, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	Subsequent to June 30, 2023, the Company extended CAD$670,000 in notes payable to director Brian Tingle.